Investments in Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 105
EBP, Master Trust [Line Items]
EBP, Master Trust
The following table presents the net assets of the Master Trust and the Plan’s interest in the Master Trust as of December 31, 2025 and 2024 (in thousands), respectively:

	December 31, 2025		December 31, 2024
	Master Trust Balances	Plan's Interest in Master Trust Balances	Master Trust Balances	Plan's Interest in Master Trust Balances
Cash and cash equivalents	$1,765,614	$13,937	$1,767,488	$14,454
U.S. government securities	3,196,919	25,234	2,765,873	22,619
Preferred debt securities	778,496	6,145	765,080	6,257
Other debt securities	1,036,142	8,179	1,060,410	8,672
Preferred stock	44,560	352	34,505	282
Common stock	6,135,376	48,428	9,699,087	79,317
Verizon common stock	3,782,978	29,860	3,871,715	31,662
Common/collective trusts	22,073,102	174,229	16,479,964	134,770
Pooled separate accounts	925,667	7,307	756,563	6,187
Mutual funds	971,145	7,666	783,662	6,409
Other	365,004	2,881	303,357	2,481
Total investments in the Verizon Savings Master Trust at fair value	$41,075,003	$324,218	$38,287,704	$313,110
Receivables	3,782,771	14,417	1,709,036	5,124
Payables	(4,515,902)	(35,407)	(2,334,686)	(26,287)
Total net assets in Verizon Master Savings Trust at fair value	$40,341,872	$303,228	$37,662,054	$291,947

Fully benefit-responsive investment contracts	630,899	20,183	638,484	21,263
Total investments in the Verizon Master Savings Trust at contract value	$630,899	$20,183	$638,484	$21,263

Total investments	$40,972,771	$323,411	$38,300,538	$313,210